Janus Henderson Low Duration Multi-Sector Income Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be revised, extended, or terminated only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests, less certain operating expenses; and (v) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated UCITS ETF. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2026.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.85%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.76%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.06%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.42%
Fee Waiver or Reimbursement	(0.97%)	[2]
Net Expenses (as a percentage of Assets)	1.45%	[2]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.59%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.20%
Fee Waiver or Reimbursement	(1.31%)	[2]
Net Expenses (as a percentage of Assets)	0.89%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.60%)	[2]
Net Expenses (as a percentage of Assets)	0.45%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.27%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(1.24%)	[2]
Net Expenses (as a percentage of Assets)	0.39%	[2]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.76%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.62%
Fee Waiver or Reimbursement	(1.48%)	[2]
Net Expenses (as a percentage of Assets)	1.14%	[2]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.01%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.73%)	[2]
Net Expenses (as a percentage of Assets)	0.64%	[2]

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be revised, extended, or terminated only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange-traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trust in which the Fund invests, less certain operating expenses; and (v) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated UCITS ETF. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2026.